Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Material capital commitment under non-cancellable advertising equipment construction contracts	$ 226
Provision for operational claims	$ 0	$ 0